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                      ML LIFE INSURANCE COMPANY OF NEW YORK
                ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT
                            (THE "VARIABLE ACCOUNT")


                          SUPPLEMENT DATED MAY 1, 2001
                                     TO THE
                          PROSPECTUS DATED MAY 1, 1993
                                       FOR
                                 PORTFOLIO PLUS


This supplement describes certain changes to the subaccounts available under the individual deferred variable annuity contract noted above (the "Contract") issued by ML Life Insurance Company of New York. If you have any questions about these changes, please contact your Financial Advisor or call or write the Annuity Service Center at 800-333-6524, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.

The changes include the following:

        - Following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Lynch Variable Series Funds, Inc. was merged with and into the Mercury HW International Value VIP Portfolio. Accordingly, a new subaccount corresponding to the Mercury HW International Value VIP Portfolio of the Mercury HW Variable Trust was added to the Contract.

        - Certain underlying funds and their investment advisers have changed their names.

For your ease of reference, the following sections set forth the subaccounts currently available under the Contract, the investment objectives and strategies for each Fund underlying these subaccounts, and current fees and expenses of each Fund, as well as more information regarding these changes.




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                          CURRENTLY AVAILABLE SUBACCOUNTS

Currently, there are 11 subaccounts in the Variable Account that are available for investment:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. ("MERRILL VARIABLE FUNDS")
- American Balanced Fund
- Basic Value Focus Fund
- Core Bond Focus Fund
- Global Allocation Focus Fund
- Global Growth Focus Fund
- High Current Income Fund
- Index 500 Fund
- Large Cap Core Focus Fund
- Reserve Assets Fund
- Small Cap Value Focus Fund

MERCURY HW VARIABLE TRUST ("MERCURY HW TRUST")
- International Value VIP Portfolio



                         ADVISORY FEES AND FUND EXPENSES


A.   Contract Owner Transaction Expenses

     Contingent Deferred Sales Charge (as a percentage of
     purchase payments or amount withdrawn, as applicable)         5.00%

     We impose a contingent deferred sales charge if you withdraw all or part of your contract value. We apply it to each of the premiums you paid within the past 7 years (adjusted for any prior withdrawals) or the amount you withdraw, whichever is less. We will not charge for the part of your first withdrawal each year that does not exceed 10% of the premiums you paid prior to the date of your withdrawal.
     The Fee Table and Examples do not include charges to contract owners for premium taxes. Premium taxes may be applicable. Refer to the PREMIUM TAXES section in this Prospectus for further details.

B.   Annual Contract Administration Charge.......................    $30

     The Contract Administration Charge will be assessed annually on each contract anniversary on or prior to the annuity date, or at full withdrawal if made other than on a contract anniversary.

C. Variable Account Annual Expenses (as a percentage of account value)

      Expense Risk Charge(a)......................................  0.50%
      Mortality Risk Charge(b)....................................  0.75%
      Distribution Expense Charge(b)..............................  0.05%
                                                                    =====
      Total Variable Account Annual Expenses......................  1.30%

D. The portfolios in the Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly.
     The table shows Fund expenses for the year ended December 31, 2000, as a percentage of each Fund's average net assets.

                           MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                        --------------------------------------------------------------------
                                    BASIC              GLOBAL    GLOBAL    HIGH
                        AMERICAN    VALUE  CORE BOND  ALLOCATION GROWTH   CURRENT
ANNUAL EXPENSES         BALANCED    FOCUS  FOCUS (c)   FOCUS (c)  FOCUS   INCOME  INDEX 500
---------------         --------    -----  ---------  ---------- ------   ------  ---------

Investment Advisory
 Fees...................  .55%      .60%      .42       .60%      .75%     .47%      .30%
Other Expenses..........  .07%      .05%      .07       .15%      .08%     .07%      .05%
                          ----      ----      ---       ----      ----     ----      ----
Total Annual Operating
 Expenses...............  .62%      .65%      .49       .75%      .83%     .54%      .35%

                         MERRILL LYNCH VARIABLE SERIES FUNDS, INC.          MERCURY HW
                                      (CLASS A SHARES)                    VARIABLE TRUST
                        --------------------------------------------------------------------
                        LARGE CAP    NATURAL               SMALL CAP        MERCURY HW
                        CORE FOCUS   RESOURCES RESERVE      VALUE         INTERNATIONAL
ANNUAL EXPENSES         FUND (c)     FOCUS(e)   ASSETS     FOCUS (c)      VALUE VIP (d)
---------------         --------     --------   ------     ---------      -------------

Investment Advisory
 Fees...................   .75%        .65%       .50        .75%              .75%
Other Expenses..........   .17%        .22%       .18        .06%              .18%
                           ----        ----       ---        ----              ----
Total Annual Operating
 Expenses...............   .92%        .87%      .68%        .81%              .93%

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EXAMPLES OF CHARGES

If you surrender the Contract at the end of the applicable time period:

You would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                                       1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                                       ------    -------    -------   --------
AMERICAN BALANCED FUND                                 $67       $113       $158      $234
BASIC VALUE FOCUS FUND                                 $67       $114       $160      $237
CORE BOND FOCUS FUND
     (FORMERLY, PRIME BOND)                            $66       $109       $152      $220
GLOBAL ALLOCATION FOCUS FUND
     (FORMERLY, GLOBAL STRATEGY FOCUS)                 $68       $116       $164      $245
GLOBAL GROWTH FOCUS FUND                               $69       $119       $169      $256
HIGH CURRENT INCOME FUND                               $66       $110       $154      $225
INDEX 500 FUND                                         $64       $105       $144      $204
LARGE CAP CORE FOCUS FUND
    (FORMERLY, QUALITY EQUITY)                         $66       $109       $152      $220
NATURAL RESOURCES FOCUS FUND(e)                        $69       $120       $171      $260
RESERVE ASSETS FUND                                    $67       $114       $161      $240
SMALL CAP VALUE FOCUS FUND                             $69       $118       $168      $254
MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO           $70       $122       $174      $266

If you annuitize or do not surrender the Contract at the end of the applicable time period:

You would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets:


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



                                                       1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                                       ------    -------    -------   --------

AMERICAN BALANCED FUND                                 $20       $63        $108      $234
BASIC VALUE FOCUS FUND                                 $21       $64        $110      $237
CORE BOND FOCUS FUND
     (FORMERLY, PRIME BOND)                            $19       $59        $102      $220
GLOBAL ALLOCATION FOCUS FUND
     (FORMERLY, GLOBAL STRATEGY FOCUS)                 $22       $67        $114      $245
GLOBAL GROWTH FOCUS FUND                               $23       $70        $119      $256
HIGH CURRENT INCOME FUND                               $20       $61        $104      $225
INDEX 500 FUND                                         $18       $55        $94       $204
LARGE CAP CORE FOCUS FUND
    (FORMERLY, QUALITY EQUITY)                         $19       $59        $102      $220
NATURAL RESOURCES FOCUS FUND(e)                        $23       $71        $121      $260
RESERVE ASSETS FUND                                    $21       $65        $111      $240
SMALL CAP VALUE FOCUS FUND                             $22       $69        $118      $254
MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO           $24       $73        $124      $266

The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Variable Account as well as the Funds. The Examples also reflect the $30 contract administration charge as 0.0453% of average assets. See the Charges and Deductions section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

NOTES TO FEE TABLE

(a) The expense risk charge is stated as an annual percentage of the daily net asset value of the Variable Account. The rate indicated is for nonqualified Contracts. For qualified Contracts, the rate is 0.20%

(b) The mortality risk charge and the distribution expense charge are each stated as an annual percentage of the daily net asset value of the Variable Account.

(c) Effective May 1, 2001, (i) the Prime Bond Fund was renamed the Core Bond Focus Fund;(ii) the Quality Equity Fund was renamed the Large Cap Core Focus Fund; and (iii) the Global Strategy Focus Fund was renamed the Global Allocation Focus Fund. Effective following the close of business on April 4, 2000, the Special Value Focus Fund was renamed the Small Cap Value Focus Fund.

(d) Effective following the close of business April 27, 2001, the International Equity Focus Fund of the Merrill Lynch Variable Series Funds, Inc. was merged with and into the Mercury HW International Value VIP Portfolio of the Mercury HW Variable Trust.

(e) Closed to allocations of premiums or contract value following the close of business on April 27, 2001.


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                INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS

Below we list the Funds in which the subaccounts invest. There is no guarantee that any Fund or portfolio will be able to meet its investment objective.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract have names similar to funds not available through the Contract. The performance of any fund not available through the Contract is not indicative of performance of the similarly named Fund available through the Contract.

The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contract. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contract and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the applicable prospectus and its Statement of Additional Information. Fund shares are currently sold to our separate accounts as well as separate accounts of Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with Merrill Lynch, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.

Generally, you should consider the funds long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. There is no guarantee that any fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions. Details about these Funds, including their investment objectives, management, policies, restrictions, expenses and risks, and all other aspects of these Funds' operation can be found in the attached prospectuses for the Funds and in their Statements of Additional Information. Read these carefully before investing. As described in these prospectuses, many of these Funds should be considered a long-term investment and a vehicle for diversification, and


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not as a balanced investment program. Such Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Funds' prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Merrill Variable Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers the Variable Account Class A shares of 10 of its separate investment mutual fund portfolios. Merrill Lynch Investment Managers, L.P.("MLIM") is the investment adviser to the Merrill Variable Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Investment Managers International Ltd., and Mercury Advisors, is a worldwide mutual fund leader, and had a total of $567.9 billion in investment company and other portfolio assets under management as of the end of January 31, 2001. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08535. As the investment adviser, it is paid fees by these Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.

AMERICAN BALANCED FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.

BASIC VALUE FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

CORE BOND FOCUS FUND (FORMERLY, THE PRIME BOND FUND). This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds rated in the top three ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").

GLOBAL ALLOCATION FOCUS FUND (FORMERLY, THE GLOBAL STRATEGY FOCUS FUND). This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America.

GLOBAL GROWTH FOCUS FUND. This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an


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

international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.

HIGH CURRENT INCOME FUND. This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn.

INDEX 500 FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

LARGE CAP CORE FOCUS FUND (FORMERLY, THE QUALITY EQUITY FUND). This Fund seeks to achieve high total investment return. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change.

NATURAL RESOURCES FOCUS FUND. This Fund seeks to achieve capital appreciation and to protect the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on April 27, 2001. The Board of Directors of the Merrill Variable Funds has authorized the liquidation of the Natural Resources Focus Fund, subject to regulatory approval.

RESERVE ASSETS FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; U.S. government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments.

SMALL CAP VALUE FOCUS FUND (FORMERLY, THE SPECIAL VALUE FOCUS FUND). This Fund seeks long term growth of capital by investing primarily in common stocks of relatively small


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companies that management of the Merrill Variable Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities.

MERCURY HW VARIABLE TRUST

Mercury HW Trust, a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. The Mercury HW Trust is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies. It currently offers the Variable Account shares of one of its portfolios.

Mercury Advisors, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, serves as the investment adviser to the Mercury HW International Value VIP Portfolio and generally administers the affairs of the Mercury HW Trust. As the investment adviser, Mercury Advisors is paid fees by the Fund for its services. A summary of the investment objective and strategy for this Fund is set forth below.

MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO. The Fund's investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.



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